Subversive Mental Health ETF
Schedule of Investments (Unaudited)
December 31, 2023
	Shares	Value
Common Stocks — 86.18%
Biotechnology — 17.73%
Biogen, Inc.(a)	94	$24,324
Olema Pharmaceuticals, Inc.(a)	1,691	23,725
Regeneron Pharmaceuticals, Inc.(a)	33	28,984
United Therapeutics Corp.(a)	109	23,968
		101,001
Health Care Equipment & Supplies — 7.59%
Dexcom, Inc.(a)	348	43,183

Life Sciences Tools & Services — 6.19%
West Pharmaceutical Services, Inc.	100	35,212

Pharmaceuticals — 36.05%
AstraZeneca PLC - ADR	217	14,615
Eisai Co. Ltd.(b)	270	13,504
Eli Lilly & Co.	58	33,809
GSK PLC - ADR	708	26,238
Merck & Co., Inc.	229	24,966
Novartis AG(b)	277	27,952
Novo Nordisk AS - ADR	327	33,828
Otsuka Holdings Co. Ltd.(b)	475	17,818
Roche Holding AG(b)	37	10,756
Sandoz Group AG(a)(b)	55	1,770
		205,256
Technology Hardware, Storage & Peripherals — 4.84%
Apple, Inc.	143	27,532

Textiles, Apparel & Luxury Goods — 13.78%
adidas AG(b)	141	28,666
Asics Corp.(b)	822	25,756
Puma SE(b)	431	24,037
		78,459
Total Common Stocks (Cost $466,721)		490,643

SHORT-TERM INVESTMENTS – 12.66%
Money Market Funds — 12.66%
First American Government Obligations Fund, Class X, 5.29%(c)	72,058	72,057
Total Short-Term Investments (Cost $72,058)		72,057

Total Investments (Cost $538,779) — 98.84%		562,700
Other Assets in Excess of Liabilities — 1.16%		6,582
Total Net Assets — 100.00%		$569,282

ADR PLC (a)	- American Depositary Receipt - Public Limited Company Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2023:

Subversive Mental Health ETF
	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$490,643	$–	$–	$490,643
Short-Term Investments	72,057	–	–	72,057
Total Investments in Securities	$562,700	$–	$–	$562,700

As of the period ended December 31, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund's Schedule of Investments for further information on the classification of investments.